DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

24. DISCONTINUED OPERATIONS

(a)   Disposal of 4 Disposed Businesses

In the fourth quarter of 2011, the Company decided to concentrate its resources and focus on the Company’s core businesses. On December 2, 2011, the Company sold Xi’an Tutoring, Shandong Software Companies, Guangzhou HP Tutoring, Tianjin Holding, to Tongshengle for cash consideration of RMB 35 million (US$5.5 million). The total impairment loss recognized prior to the disposal of the above 4 Disposed Businesses was RMB 118.3 million (US$18.8 million) and after the recognition of the impairment loss no disposal loss was recorded regarding the above 4 Disposed Businesses. Three of the businesses were part of the Tutoring segment, and Tianjin Holding was part of the Career Enhancement segment. The Company completed the disposal before the end of December 2011.

The Company will not generate any further cash flows and will have no significant continuing involvement in the operations of the 4 Disposed Businesses after December 30, 2011. The revenues and expenses related to the operations of the 4 Disposed Businesses have been segregated from continuing operations and reported as discontinued operations for all periods in accordance with ASC360-10-35. The cumulative translation adjustment related to each of the entities has been recognized as part of the loss on disposal given they had been sold and each meets the definition of a business under ASC810-10.

Prior to the disposal of the above businesses, the Group was negotiating with Tongshengle to acquire the leasehold of a school campus in Beijing. The transaction was completed on December 10, 2011 and an upfront deposit of RMB 134 million was paid before December 31, 2011 (see Note 9 (iii)).

(b)   Assets and liabilities classified as held for sale

On December 30, 2011, the Group entered into a sale and purchase agreement to sell Beijing Century College Group and 21st School back to Xihua Group for total consideration of RMB 556 million. At the same time, the Group retained the right to operate the 21st School on behalf of Xihua Group for a further 15 years, at which point the operating right will revert back to Xihua Group, unless Xihua Group should exercise its option to terminate the operating rights agreement at an earlier date.

According to the sale and purchase agreement, total consideration for the sale of Beijing Century College Group and 21st School of RMB 556 million is made up of RMB 183 million (US$ 29.1 million) in cash and shares, a waiver of liabilities of RMB 203 million (US$ 42.4 million), and the 15-year operating rights.  The consideration allocated to Beijing Century College Group and 21st School is RMB 239 million and RMB 317 million, respectively, based on their estimated fair values.

As of December 31, 2011, the transaction had not been completed as the parties were still in the process of clarifying final terms regarding operating rights and commencing the legal transfer process. Beijing Century College Group has been classified as assets and liabilities held for sale since the Group will have no continuing involvement in the College following the disposal. 21st School, remains included as held for use since the Group will have significant continuing involvement in 21st School following the disposal through the operating rights arrangement. (Please see Note 8 for further details on goodwill impairment on 21st School).

As of December 31, 2011, the assets and liabilities held by Beijing Century College Group after recognition of a goodwill impairment loss of RMB 8,928 are as follows:

2011
RMB
Assets held for sale
Cash and cash equivalents	139,099
Other current assets	8,490
Goodwill	55,724
Intangible assets, net	59,885
Property, plant and equipment, net	99,892
Land use right, net	18,113
Other non-current assets	3,198
384,401
Liabilities held for sale
Deferred revenue	(67,787)
Income tax payable	(7,745)
Accruals and other liabilities	(29,284)
Other current liabilities	(3,467)
Deferred tax liabilities — non-current	(12,029)
Other non-current liabilities	(24,857)
(145,169)

(c)          Discontinued operations

Following are revenues, income from discontinued operation and gain on sale of discontinued operations:

(1) Xi’an Tutoring

	Year ended December, 31
	2009	2010	2011
	RMB	RMB	RMB
Revenues	20,101	25,800	26,756
Impairment loss (note (i))	—	—	(36,303)
Income/(loss) before income taxes	5,012	8,113	(36,876)
Income tax expense	(47)	—	—
Income/(loss) from discontinued operation, net of tax	4,965	8,113	(36,876)
Loss on sale of discontinued operation before income taxes			—
Income tax expense			—
Loss on sale of discontinued operation, net of tax			—
Loss from and on sale of discontinued operation, net of tax			(36,876)

note (i) Foreign currency translation adjustment included in the impairment loss is RMB 1,488 for the year ended December 31, 2011.

(2) Shandong Software Companies

	Year ended December, 31
	2009	2010	2011
	RMB	RMB	RMB
Revenues	18,400	15,020	—
Impairment loss (note (i))	—	—	(39,758)
Income/(loss) before income taxes	6,518	6,304	(43,315)
Income tax expense	488	(259)	533
Income/(loss) from discontinued operation, net of tax	7,006	6,045	(42,782)
Loss on sale of discontinued operation before income taxes			—
Income tax expense			—
Loss on sale of discontinued operation, net of tax			—
Loss from and on sale of discontinued operation, net of tax			(42,782)

note (i) Foreign currency translation adjustment included in the impairment loss is RMB 2,668 for the year ended December 31, 2011.

(3) Guangzhou HP Tutoring

	Year ended December, 31
	2009	2010	2011
	RMB	RMB	RMB
Revenues	8,314	8,620	—
Impairment loss (note (i))	—	—	(29,073)
Income/(loss) before income taxes	2,922	3,383	(30,074)
Income tax expense	425	360	316
Income/(loss) from discontinued operation, net of tax	3,347	3,743	(29,758)
Loss on sale of discontinued operation before income taxes			—
Income tax expense			—
Loss on sale of discontinued operation, net of tax			—
Loss from and on sale of discontinued operation, net of tax			(29,758)

note (i) Foreign currency translation adjustment included in the impairment loss is RMB 1,285 for the year ended December 31, 2011.

(4) Tianjin Holding

	Year ended December, 31
	2009	2010	2011
	RMB	RMB	RMB
Revenues	16,737	13,146	5,161
Impairment loss (note (i))	—	—	(13,183)
Income/(loss) before income taxes	5,387	1,693	(16,518)
Income tax expense	(17)	(378)	6
Gain/(loss) from discontinued operation, net of tax	5,370	1,315	(16,512)
Loss on sale of discontinued operation before income taxes	—		—
Income tax expense			—
Loss on sale of discontinued operation, net of tax			—
Loss from and on sale of discontinued operation, net of tax			(16,512)

note (i) Foreign currency translation adjustment included in the impairment loss is RMB 585 for the year ended December 31, 2011.

(5) Beijing Century College Group

The revenues and income of Beijing Century College Group as reflected in income from discontinued operations are as follows:

	Year ended December, 31
	2009	2010	2011
	RMB	RMB	RMB
Revenues	103,059	126,330	128,870
Impairment loss	—	—	(8,928)
Income before income taxes	25,123	36,310	5,439
Income tax expense	361	(531)	908
Income from discontinued operations, net of tax	25,484	35,779	6,347